Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and revenues
Income from remeasurement of lease liabilities	€ 6	€ 18	€ 12
Other income and revenues	6	18	12
Purchases, services and other
Short-term leases	113	85	67
Low-value leases	27	31	37
Variable lease payments not included in the measurement of lease liabilities	14	14	7
Capitalised direct cost associated with self-constructed assets - tangible assets	(5)	(4)	(2)
Purchases, services and other	149	126	109
Depreciation and impairments
Depreciation of RoU leased assets	1,013	928	928
Capitalised direct cost associated with self-constructed assets - tangible assets	(186)	(110)	(96)
Impairment losses of RoU leased assets	18	59	47
Reversals of RoU leased assets	(14)
Depreciation and impairments	831	877	879
Finance income (expense) from leases
Interests on lease liabilities	(315)	(304)	(347)
Capitalised finance expense of ROU leased assets - tangible assets	8	5	7
Net currency translation differences on lease liabilities	(4)	(34)	24
Finance income (expense) from leases	€ (311)	€ (333)	€ (316)